Acquisitions and Divestitures - Schedule of Supplemental Proforma Results of Operations (Detail) - Linn Acquisition - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Pro Forma Information [Line Items]
Revenue	$ 101,474	$ 215,588	$ 90,238	$ 28,139
Net income	$ 38,201	$ 44,269	$ 26,378	$ 6,299